Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of net deferred taxes
	2022	2021
Deferred tax assets:
Net benefit from tax loss carryforwards	$3,485,242	$2,504,647
Deferred revenues	264,997	264,997
Other, net	-	(24,086)
Valuation allowance	(3,750,239)	(2,745,558)
Net deferred taxes	$-	$-

Schedule of income tax provision
	2022	2021	2020

Current tax	$-	$-	$-
Deferred income tax (benefit)	(1,004,681)	(1,119,614)	(384,488)
	(1,004,681)	(1,119,614)	(384,488)
Change in valuation allowance	1,004,681	1,119,614	384,488
Total income tax expense	$-	$-	$-

Schedule of effective reconciliation of the federal income tax rate
	2022	2021	2020

Statutory tax rate	10.6%	10.6%	9.0%
Effect of temporary differences	(4.8%)	(3.6%)	3.9%
Change in valuation allowance on deferred tax assets	(5.8%)	(7.0%)	(12.9%)

Effective tax rate	0.0%	0.0%	0.0%